Selected Income Statement Data (Schedule of selected financial income (expenses) data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Income Statement Data [Abstract]
Interest income		$ 1,408	$ 1,281	$ 1,412
Other, net	[1]	(378)	(506)	(611)
Financial income (expenses), net		$ 1,030	$ 775	$ 801

[1]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $58, $(351), and $(352) in 2021, 2020 and 2019, respectively